John Hancock U.S. Growth Fund Average Annual Total Returns - Class NAV [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	33.36%	18.96%	16.78%
Class NAV
Prospectus [Line Items]
Average Annual Return, Percent	32.37%	16.92%	15.26%
Class NAV | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	28.91%	14.40%	12.54%
Class NAV | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	20.39%	12.88%	11.57%